UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

NICHOLAS EQUITY INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2011

Date of Reporting Period: 12/31/2010

Item 1. Schedule of Investments.

	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF 12/31/10

		VALUE
		------------
COMMON STOCKS -- 92.43%
	Consumer Discretionary - Durables & Apparel -- 9.27%
125,000	CSS Industries, Inc.	$ 2,576,250
155,000	Leggett & Platt, Incorporated	3,527,800
80,000	Mattel, Inc.	2,034,400
50,000	Tupperware Brands Corporation	2,383,500
20,000	V.F. Corporation	1,723,600
		------------
		12,245,550
		------------
	Consumer Discretionary - Retail -- 1.36%
35,000	Genuine Parts Company	1,796,900
		------------
	Consumer Staples - Food & Staple Retail -- 3.95%
40,000	Village Super Market, Inc.	1,320,000
100,000	Walgreen Co.	3,896,000
		------------
		5,216,000
		------------
	Consumer Staples - Food, Beverage & Tobacco -- 5.38%
135,000	Altria Group, Inc.	3,323,700
47,000	Philip Morris International Inc.	2,750,910
106,715	Rocky Mountain Chocolate Factory, Inc.	1,030,867
		------------
		7,105,477
		------------
	Energy -- 10.69%
13,000	Chevron Corporation	1,186,250
145,000	Dorchester Minerals, L.P.	3,983,150
30,000	Kayne Anderson Energy Total Return Fund, Inc.	871,800
120,000	Kayne Anderson Midstream/Energy Fund, Inc. *	3,000,000
40,000	Kayne Anderson MLP Investment Company	1,258,800
90,000	PAA Natural Gas Storage, L.P.	2,244,600
25,000	Plains All American Pipeline, L.P.	1,569,750
		------------
		14,114,350
		------------
	Financials - Banks -- 2.89%
300,000	Hudson City Bancorp, Inc.	3,822,000
		------------
	Financials - Insurance -- 2.44%
11,528	Mercury General Corporation	495,819
200,000	Old Republic International Corporation	2,726,000
		------------
		3,221,819
		------------
	Financials - Real Estate -- 6.01%
390,000	Cohen & Steers Quality Income Realty Fund, Inc.	3,373,500
60,000	Digital Realty Trust, Inc.	3,092,400
40,000	HCP, Inc.	1,471,600
		------------
		7,937,500
		------------
	Health Care - Equipment -- 0.59%
22,620	National Research Corporation	774,735
		------------
	Health Care - Pharmaceuticals & Biotechnology -- 3.96%
38,000	Abbott Laboratories	1,820,580
195,000	Pfizer Inc.	3,414,450
		------------
		5,235,030
		------------
	Industrials - Capital Goods -- 9.99%
76,100	Douglas Dynamics, Inc.	1,152,915
26,300	National Presto Industries, Inc.	3,419,263
20,000	Oshkosh Corporation *	704,800
70,000	Pitney Bowes Inc.	1,692,600
65,000	Snap-on Incorporated	3,677,700
20,400	Twin Disc, Incorporated	609,144
14,000	W.W. Grainger, Inc.	1,933,540
		------------
		13,189,962
		------------
	Industrials - Commercial Services & Supplies -- 7.31%
70,000	Avery Dennison Corporation	2,963,800
136,770	Healthcare Services Group, Inc.	2,225,248
100,000	Republic Services, Inc.	2,986,000
40,000	Waste Management, Inc.	1,474,800
		------------
		9,649,848
		------------
	Industrials - Transportation -- 3.19%
80,000	Ryder System, Inc.	4,211,200
		------------
	Information Technology - Hardware & Equipment -- 4.44%
80,000	Diebold, Incorporated	2,564,000
175,000	Molex Incorporated - Class A	3,302,250
		------------

		5,866,250
		------------
	Information Technology -
	Semiconductors & Semiconductor Equipment -- 3.11%
120,000	Microchip Technology Incorporated	4,105,200
		------------
	Information Technology - Software & Services -- 3.96%
48,066	Computer Services, Inc.	1,218,473
130,000	Paychex, Inc.	4,018,300
		------------
		5,236,773
		------------
	Materials -- 5.84%
35,000	AptarGroup, Inc.	1,664,950
41,100	Greif, Inc. - Class B	2,507,100
160,000	RPM International, Inc.	3,536,000
		------------
		7,708,050
		------------
	Telecommunication Services -- 5.39%
120,000	AT&T Inc.	3,525,600
370,000	Frontier Communications Corporation	3,600,100
		------------
		7,125,700
		------------
	Utilities -- 2.66%
40,000	FirstEnergy Corporation	1,480,800
42,000	Integrys Energy Group, Inc.	2,037,420
		------------
		3,518,220
		------------
	TOTAL COMMON STOCKS (cost $101,159,858)	122,080,564
		------------

PREFERRED STOCK -- 0.90%
	Financials - Real Estate -- 0.90%
47,800	BioMed Realty Trust, Inc. 7.375%
	Series A Cumulative Redeemable (cost $1,164,670)	1,195,478
		------------

CONVERTIBLE PREFERRED STOCKS -- 3.09%
	Financials - Diversified -- 2.31%
3,194	Bank of America Corporation 7.25%
	Non-Cumulative Convertible Preferred Stock Series L	3,054,263
		-----------
	Health Care - Services -- 0.78%
74,720	National Healthcare Corporation Series A	1,023,664
		-----------
	TOTAL CONVERTIBLE PREFERRED STOCKS (cost $4,059,380)	4,077,927
		-----------

SHORT-TERM INVESTMENTS -- 3.86%
	Commercial Paper - 3.29%
$ 650,000	DENTSPLY International Inc. 01/03/11, 0.32%	650,000
1,000,000	UnitedHealth Group Incorporated 01/03/11, 0.40%	1,000,000
1,500,000	Wisconsin Energy Corporation 01/04/11, 0.27%	1,499,989
1,200,000	Wisconsin Energy Corporation 01/04/11, 0.27%	1,199,991
		------------
		4,349,980
		------------
	Variable Rate Security - 0.57%
754,665	American Family Financial Services, Inc. 01/03/11, 0.10%(1)	754,665
		------------
	TOTAL SHORT-TERM INVESTMENTS (cost $5,104,645)	5,104,645
		------------

	TOTAL INVESTMENTS (cost $111,488,553) - 100.28%	132,458,614
		------------

	LIABILITIES, NET OF OTHER ASSETS - (0.28)%	(372,665)
		------------

	TOTAL NET ASSETS (basis of percentages disclosed above) - 100%	$132,085,949
		------------
		------------

% OF NET ASSETS

* NON-INCOME PRODUCING

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

As of December 31, 2010, investment cost for federal tax purposes was $111,450,608 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$22,320.066
Unrealized depreciation	(1,312,060)
-----------
Net unrealized appreciation	$21,008,006
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks	$122,080,564
Preferred Stocks	1,195,478
Convertible Preferred Stocks	1,023,664
Level 2 -
Convertible Preferred Stocks	3,054,263
Commercial Paper	4,349,980
Variable Rate Security	754,665
Level 3 -
None	-
------------
Total	$132,458,614
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NICHOLAS EQUITY INCOME FUND, INC.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/04/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 02/04/2011

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/04/2011